Revenue and segment information (Assets and liabilities information under PRC GAAP) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]
Disclosure of operating segments [line items]
Segment assets	¥ 396,589,511	¥ 314,839,739
Including:
Segment liabilities	(288,974,907)	(212,653,002)
PRC GAAP [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Segment assets	372,175,669	371,871,180
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	25,035,959	28,515,663
Investments in associates	15,497,696	15,408,079
Investments in joint ventures	2,482,781	2,992,612
Segment liabilities	(281,142,558)	(265,848,676)
PRC power segment [member] | PRC GAAP [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Segment assets	334,379,104	331,939,958
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	24,447,658	27,430,205
Investments in associates	12,577,836	12,527,711
Investments in joint ventures	1,457,247	2,202,002
Segment liabilities	(264,115,887)	(246,200,555)
Singapore segment [member] | PRC GAAP [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Segment assets	27,817,680	28,141,718
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	260,240	230,974
Investments in associates	0	0
Investments in joint ventures	0	0
Segment liabilities	(14,000,442)	(14,027,606)
All other segments [member] | PRC GAAP [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Segment assets	9,978,885	11,789,504
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	328,061	854,484
Investments in associates	2,919,860	2,880,368
Investments in joint ventures	1,025,534	790,610
Segment liabilities	¥ (3,026,229)	¥ (5,620,515)

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.